Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EPB 012 [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,603
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Employee Benefit Plan, Participant-Directed [Member]
Employee Benefit Plan, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 32
Employee Benefit Plan, Plan Number	012
Entity Tax Identification Number	63-0589368
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Atlanta Capital SMID-Cap Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 91
Investment, Identifier [Axis]: Dodge & Cox Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	93
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	172
Investment, Identifier [Axis]: EB US Small-Mid Cap Growth Equity Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	108
Investment, Identifier [Axis]: Harding Loevner International Equity
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	6
Investment, Identifier [Axis]: Morley Stable Value Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	238
Investment, Identifier [Axis]: PIMCO All Asset Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	19
Investment, Identifier [Axis]: Pioneer Bond Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	51
Investment, Identifier [Axis]: Pioneer Large Cap Core Equity Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	153
Investment, Identifier [Axis]: Pioneer US Balanced Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	142
Investment, Identifier [Axis]: Regions Common Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	340
Investment, Identifier [Axis]: T. Rowe Price Large Cap Growth
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	396
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	4
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	2
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	7
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	26
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	75
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	123
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	169
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	165
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	173
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	143
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	105
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	65
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	18
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	411
Investment, Identifier [Axis]: Vanguard Windsor II Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	187
Investment, Identifier [Axis]: Victory Integrity Small Mid Cap Value
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 89